Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	GreenHunter Energy, Inc.	GreenHunter Energy, Inc.
Entity Central Index Key	0001410056	0001410056
Document Type	S-1	S-1
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Amendment Flag	true	true
Amendment Description	Amendment No. 3 to Form S-1	Amendment No. 3 to Form S-1
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company